Employee pension (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee pension [Abstract]
Pension expense	$ 73	$ 135	$ 74